Related-Party and Exempt Party-In-Interest Transactions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 03, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 212,248,664	$ 177,574,238
Total investments	221,342,104
Notes receivable from participants	3,646,998	3,265,295	$ 3,200,000
Investment, Identifier [Axis]: Collective Trust Funds, Core Plus Fixed Income Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	2,906,136
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2010 Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	889,414
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2015 Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	2,024,591
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2020 Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	6,076,947
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2025 Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	9,934,699
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2030 Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	12,913,620
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2035 Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	13,548,681
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2040 Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	15,970,906
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2045 Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	15,782,746
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2050 Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	10,366,898
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2055 Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	8,659,375
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2060 Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	3,697,938
Investment, Identifier [Axis]: Collective Trust Funds, Retirement 2065 Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	631,810
Investment, Identifier [Axis]: Collective Trust Funds, Retirement Balanced Trust Class F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	668,094
Investment, Identifier [Axis]: Collective Trust Funds, Small/Mid Cap Core Equity Fund - Class I
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	5,793,085
Investment, Identifier [Axis]: Common Stock, Everus
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	10,100,000	7,200,000
Total investments	10,145,135
Investment, Identifier [Axis]: Common Stock, MDU Resources
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments		$ 6,000,000.0
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contract, New York Life Anchor Account III
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	9,093,440
Investment, Identifier [Axis]: Mutual Funds, 500 Index Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	30,110,075
Investment, Identifier [Axis]: Mutual Funds, Diversified Real Asset R6 Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	55,569
Investment, Identifier [Axis]: Mutual Funds, EUPAC R6 Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	5,456,595
Investment, Identifier [Axis]: Mutual Funds, Extended Market Index Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	7,692,422
Investment, Identifier [Axis]: Mutual Funds, Inflation Protected Bond Instl Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	729,603
Investment, Identifier [Axis]: Mutual Funds, International Value I Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	7,097,095
Investment, Identifier [Axis]: Mutual Funds, Large-Cap Growth Fund - I Class
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	21,149,538
Investment, Identifier [Axis]: Mutual Funds, Total International Index Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	3,116,981
Investment, Identifier [Axis]: Mutual Funds, U.S. Bond Index Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	6,142,814
Investment, Identifier [Axis]: Mutual Funds, U.S. Equity Research Fund - I Class
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	10,687,897
Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cost of asset	2,600,000
Selling price	1,800,000
Realized gain (loss)	$ 291,100
Investment, number of shares (in shares)	118,573	109,231
EBP, Nonemployer, Common Stock | Related party | MDU Resources
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Selling price	$ 6,000,000.0
Realized gain (loss)	$ (2,500,000)
Investment, number of shares (in shares)		335,527